Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consist of the following:

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Computer and electronic equipment	12,478	17,313
Leasehold improvements	4,873	4,958
Office furniture and equipment	2,774	2,820
Motor vehicles	987	2,360

Total	21,112	27,451
Less: Accumulated depreciation (1)	(13,106)	(17,200)

Property, equipment and equipment, net	8,006	10,251

(1)	Depreciation expenses for the years ended December 31, 2018, 2019 and 2020 were RMB 2,790 thousand, RMB 3,441 thousand and 4,684 RMB thousand, respectively.